Subsequent Events	12 Months Ended
Dec. 31, 2025
U.S. Group Savings Plan
Subsequent Events
Subsequent Events
7.	Subsequent Events
Plan management has evaluated all subsequent events through June 29, 2026, the date the financial statements were issued. No significant subsequent events were noted.